Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2022
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2022, and 2021:

Other operating income	For the six-month period ended June 30,
	2022	2021
	($ in thousands)
Grants (Note 16)	29,661	29,625
Insurance proceeds and other	6,375	10,645
Total	36,036	40,270

Other operating expenses
Other operating expenses	For the six-month period ended June 30,
	2022	2021
	($ in thousands)
Raw materials and consumables used	(9,315)	(44,785)
Leases and fees	(5,646)	(3,808)
Operation and maintenance	(76,853)	(77,672)
Independent professional services	(19,676)	(18,222)
Supplies	(27,573)	(14,385)
Insurance	(23,683)	(21,932)
Levies and duties	(8,700)	(22,299)
Other expenses	(7,650)	(12,689)
Total	(179,096)	(215,792)